Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding Principal	$ 2,191,000	$ 2,175,000	$ 1,875,000
Unamortized Premium (Discount)	3,162	3,356	8,155
Unamortized Deferred Financing Costs	(37,945)	(40,244)	(48,087)
Net Carrying Amount	2,156,217	2,138,112	1,835,068
Series C Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Outstanding Principal	2,592	1,440
Unamortized Premium (Discount)	0	0
Unamortized Deferred Financing Costs	0	0
Net Carrying Amount	2,592	1,440
Series A, B Revolving Credit Facilities Due 2019 [Member]
Debt Instrument [Line Items]
Outstanding Principal	33,408	18,560
Unamortized Premium (Discount)	0	0
Unamortized Deferred Financing Costs	0	0
Net Carrying Amount	33,408	18,560
Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Outstanding Principal			20,000
Unamortized Premium (Discount)			0
Unamortized Deferred Financing Costs			0
Net Carrying Amount			20,000
Senior Notes [Member] | 6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Outstanding Principal	925,000	925,000	925,000
Unamortized Premium (Discount)	0	0	0
Unamortized Deferred Financing Costs	(18,890)	(20,182)	(25,316)
Net Carrying Amount	906,110	904,818	899,684
Senior Notes [Member] | 8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Outstanding Principal	930,000	930,000	930,000
Unamortized Premium (Discount)	6,769	7,060	8,155
Unamortized Deferred Financing Costs	(17,927)	(18,892)	(22,771)
Net Carrying Amount	918,842	918,168	$ 915,384
Senior Notes [Member] | 8.875% Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Outstanding Principal	300,000	300,000
Unamortized Premium (Discount)	(3,607)	(3,704)
Unamortized Deferred Financing Costs	(1,128)	(1,170)
Net Carrying Amount	$ 295,265	$ 295,126